Trade Accounts Receivable, Net - Summary of Trade Receivable (Detail) $ in Millions, $ in Millions	Sep. 30, 2019 USD ($)	Sep. 30, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables		$ 7,780	$ 11,726
Other		1,317	1,108
Allowance for expected credit losses		(839)	(595)
Trade Accounts Receivable, Net	$ 555	10,960	14,847
The Coca-Cola Company [member]
Disclosure of Trade and Other Receivables [Line Items]
Current receivables from related parties		721	1,173
Loans to Employees [Member]
Disclosure of Trade and Other Receivables [Line Items]
Current receivables from related parties		94	77
FEMSA and subsidiaries [member]
Disclosure of Trade and Other Receivables [Line Items]
Current receivables from related parties		1,278	783
Other Related Parties [Member]
Disclosure of Trade and Other Receivables [Line Items]
Current receivables from related parties		$ 609	$ 575